                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

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1.   Name and address of issuer: UBS Financial Services Inc. 1200 Harbor Blvd.
     Weehawken, New Jersey 07086

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2.   The name of each series or class of securities for which this Form is filed
     (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [x]

     Equity Opportunity Trust Blue Chip Series 2005A

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3.   Investment Company Act File Number: 811-3722

     Securities Act File Number:   333-120941

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4(a). Last day of fiscal year for which this Form is filed: 12/31/06

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4(b). [ ]   Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
            Instruction A.2)

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4(c). [X]  Check box if this is the last time the issuer will be filing this
           Form.

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                                     Page 1

5.    Calculation of registration fee:

      (i)     Aggregate sale price of securities sold
              during the fiscal year pursuant to
              section 24(f):                                         $ 2,517,259
                                                                     -----------

      (ii)    Aggregate price of securities redeemed or
              repurchased during the fiscal year:       $ 6,428,989
                                                        -----------

      (iii)   Aggregate price of securities redeemed or
              repurchased during any prior fiscal year
              ending no earlier than October 11, 1995
              that were not previously used to reduce
              registration fees payable to the
              Commission:                               $         0
                                                        -----------

      (iv)    Total available redemption credits
              [add Items 5(ii) and 5(iii)]:                          $ 6,428,989
                                                                     -----------

      (v)     Net sales -- If Item 5(i) is greater
              than Item 5(iv) [subtract Item 5(iv)
              from Item 5(i)]:                                       $         0
                                                                     -----------

      (vi)    Redemption credits available for use in
              future years -- If Item 5(i) is less
              than Item 5(iv) [subtract Item 5(iv)
              from Item 5(i)]:                                 ($0)
                                                        -----------

      (vii)   Multiplier for determining registration
              fee (See Instruction C.9):                               x.0000307
                                                                        --------

      (viii)  Registration fee due [multiply Item
              5(v) by Item 5(vii)] (enter "0" If no
              fee is due):                                          =$         0
                                                                     -----------

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6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
      Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
      (number of shares or other units) deducted here:                        0.
                                                                     -----------

      If there is a number of shares or other units that were
      registered pursuant to rule 24e-2 remaining unsold at the
      end of the fiscal year for which this form is filed that
      are available for use by the issuer in future fiscal years,
      then state that number here:                                            0.
                                                                     -----------

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7.    Interest due -- if this Form is being filed more than 90 days
      after the end of the issuer's fiscal year:                    +$         0
                                                                     -----------

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8.    Total of the amount of the registration fee due plus any
      interest due [line 5(viii) plus line 7]:                      =$         0
                                                                     -----------

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9.    Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

          Method of Delivery:   [ ] Wire Transfer
                                [ ] Mail or other means

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                                     Page 2

                            SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ RICHARD STEWART
                            ------------------------------
                            Richard Stewart
                            Director

Date:  March 30, 2007